UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06073

Government Cash Management Portfolio

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2017 (Unaudited)

Government Cash Management Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 69.3%
U.S. Government Sponsored Agencies 46.6%
Federal Farm Credit Bank:
0.75% **, 10/5/2017	38,500,000	38,496,834
0.953% **, 10/5/2017	5,000,000	4,999,478
1-month LIBOR minus 0.180%, 1.052% *, 3/2/2018	50,000,000	50,000,000
1-month LIBOR minus 0.070%, 1.165% *, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.065%, 1.171% *, 7/20/2018	68,800,000	68,800,000
1-month LIBOR minus 0.020%, 1.216% *, 4/20/2018	90,000,000	89,997,374
3-month LIBOR minus 0.060%, 1.257% *, 10/27/2017	100,000,000	100,000,000
1-month LIBOR plus 0.030%, 1.267% *, 8/27/2018	75,000,000	74,994,718
3-month Treasury Money Market Yield plus 0.280%, 1.333% *, 11/13/2018	60,000,000	60,000,000
3-month Treasury Money Market Yield plus 0.300%, 1.353% *, 12/5/2018	50,000,000	50,000,000
1-month LIBOR plus 0.120%, 1.356% *, 6/20/2018	40,000,000	40,000,000
1-month LIBOR plus 0.170%, 1.402% *, 3/8/2018	30,000,000	29,999,330
Federal Home Loan Bank:
0.76% **, 10/18/2017	50,000,000	49,982,292
0.76% **, 10/25/2017	25,000,000	24,987,500
0.791% **, 11/8/2017	47,000,000	46,961,303
0.953% **, 10/31/2017	24,600,000	24,580,730
3-month LIBOR minus 0.340%, 0.964% *, 1/17/2018	78,000,000	78,000,000
1.004% **, 10/20/2017	25,000,000	24,986,937
1.014% **, 10/13/2017	81,270,000	81,245,167
1.032% **, 10/13/2017	100,000,000	99,966,067
1.034% **, 10/11/2017	45,600,000	45,587,080
1.034% **, 10/18/2017	100,000,000	99,951,833
1.044% **, 10/23/2017	65,000,000	64,959,086
1-month LIBOR minus 0.180%, 1.052% *, 2/2/2018	111,500,000	111,500,000
1.053% **, 11/17/2017	59,000,000	58,919,968
1.054% **, 11/21/2017	60,000,000	59,911,600
1.06% **, 12/8/2017	225,000,000	224,555,878
1-month LIBOR minus 0.170%, 1.064% *, 1/26/2018	25,000,000	24,999,669
1.065% **, 12/6/2017	200,000,000	199,615,000
1-month LIBOR minus 0.170%, 1.067% *, 2/1/2018	92,000,000	92,000,000
1.07% **, 10/18/2017	100,000,000	99,950,181
1-month LIBOR minus 0.165%, 1.072% *, 1/23/2018	75,000,000	74,999,942
1-month LIBOR minus 0.160%, 1.072% *, 2/8/2018	68,500,000	68,498,705
1.073% **, 10/18/2017	200,000,000	199,900,078
1-month LIBOR minus 0.160%, 1.074% *, 12/18/2017	133,000,000	133,000,000
1.075% **, 1/4/2018	60,000,000	59,832,167
1.08% **, 10/13/2017	4,000,000	3,998,580
1.08% **, 12/14/2017	70,000,000	69,846,758
1-month LIBOR minus 0.155%, 1.081% *, 12/27/2017	300,000,000	300,000,000
1.085% **, 11/16/2017	85,000,000	84,883,786
1-month LIBOR minus 0.145%, 1.092% *, 4/25/2018	280,000,000	279,985,762
1-month LIBOR minus 0.145%, 1.093% *, 4/26/2018	174,000,000	173,995,826
1.095% **, 10/27/2017	27,000,000	26,978,940
1.095% **, 11/6/2017	61,500,000	61,433,580
1.095% **, 1/12/2018	100,000,000	99,691,000
1-month LIBOR minus 0.135%, 1.099% *, 5/17/2018	200,000,000	200,000,000
3-month LIBOR minus 0.220%, 1.104% *, 3/19/2018	8,000,000	8,000,000
1.105% **, 12/7/2017	30,000,000	29,939,142
1-month LIBOR minus 0.125%, 1.111% *, 8/20/2018	220,000,000	220,000,000
1-month LIBOR minus 0.120%, 1.118% *, 10/26/2018	300,000,000	300,000,000
1.125% **, 11/22/2017	35,000,000	34,943,883
1-month LIBOR minus 0.090%, 1.142% *, 11/8/2018	70,000,000	70,000,000
1-month LIBOR minus 0.090%, 1.144% *, 1/18/2019	95,000,000	95,000,000
1-month LIBOR minus 0.080%, 1.152% *, 2/4/2019	95,000,000	95,000,000
1.156% **, 1/24/2018	35,000,000	34,872,542
1.156% **, 1/31/2018	75,500,000	75,208,318
3-month LIBOR minus 0.160%, 1.156% *, 5/30/2018	52,000,000	52,000,000
3-month LIBOR minus 0.160%, 1.157% *, 2/26/2018	117,500,000	117,519,799
1-month LIBOR minus 0.040%, 1.195% *, 7/9/2018	50,000,000	50,031,406
1-month LIBOR minus 0.025%, 1.207% *, 3/8/2018	105,000,000	105,000,000
3-month LIBOR minus 0.080%, 1.231% *, 10/30/2017	50,000,000	49,999,823
Federal Home Loan Mortgage Corp.:
0.7% **, 10/2/2017	150,000,000	149,997,125
0.8%, 10/27/2017	2,000,000	1,999,657
3-month LIBOR minus 0.350%, 0.973% *, 12/22/2017	90,000,000	90,000,000
1.004% **, 10/10/2017	10,000,000	9,997,525
3-month LIBOR minus 0.280%, 1.029% *, 8/10/2018	100,000,000	100,000,000
3-month LIBOR minus 0.250%, 1.054% *, 10/10/2018	85,500,000	85,500,000
1-month LIBOR minus 0.170%, 1.067% *, 6/14/2018	95,000,000	95,000,000
1-month LIBOR minus 0.160%, 1.077% *, 7/19/2018	150,000,000	150,000,000
1-month LIBOR minus 0.150%, 1.085% *, 1/11/2018	25,000,000	25,000,000
1.095% **, 2/6/2018	164,000,000	163,370,240
3-month LIBOR minus 0.200%, 1.115% *, 2/22/2018	94,000,000	94,000,000
1.125% **, 2/20/2018	133,500,000	132,915,492
1-month LIBOR minus 0.080%, 1.157% *, 2/14/2019	138,000,000	138,000,000
3-month LIBOR minus 0.080%, 1.246% *, 12/21/2017	133,500,000	133,500,000
3-month LIBOR plus 0.020%, 1.337% *, 3/8/2018	65,000,000	65,000,000
Federal National Mortgage Association:
0.875%, 10/26/2017	30,000,000	30,001,840
1.075% **, 10/23/2017	61,500,000	61,460,162
3-month LIBOR minus 0.030%, 1.275% *, 1/11/2018	60,000,000	60,053,441
3-month LIBOR minus 0.050%, 1.276% *, 3/21/2018	100,000,000	100,008,514
		7,030,312,058
U.S. Treasury Obligations 22.7%
U.S. Treasury Bills:
0.811% **, 10/12/2017	150,000,000	149,963,333
0.953% **, 11/2/2017	225,000,000	224,812,000
0.964% **, 11/2/2017	150,000,000	149,873,267
0.978% **, 11/2/2017	150,000,000	149,871,333
0.98% **, 10/19/2017	1,111,000	1,110,463
0.985% **, 12/14/2017	100,000,000	99,800,303
0.989% **, 12/21/2017	1,050,000	1,047,697
1.005% **, 10/5/2017	150,000,000	149,983,483
1.019% **, 10/19/2017	334,425,000	334,256,951
1.029% **, 11/9/2017	50,000,000	49,945,021
1.03% **, 1/4/2018	2,150,000	2,144,238
1.039% **, 10/5/2017	100,000,000	99,988,600
1.039% **, 11/9/2017	63,950,000	63,878,989
1.04% **, 10/5/2017	100,000,000	99,988,611
1.045% **, 1/2/2018	300,000	299,201
1.047% **, 10/5/2017	100,000,000	99,988,528
1.049% **, 12/14/2017	50,000,000	49,893,625
1.118% **, 2/22/2018	200,000,000	199,117,600
1.151% **, 3/8/2018	302,500,000	300,992,800
1.156% **, 2/8/2018	15,000,000	14,938,250
1.156% **, 3/15/2018	60,000,000	59,686,500
1.257% **, 9/13/2018	5,000,000	4,940,239
U.S. Treasury Floating Rate Notes:
3-month Treasury Money Market Yield plus 0.070%, 1.123% *, 4/30/2019	30,000,000	30,009,468
3-month Treasury Money Market Yield plus 0.168%, 1.221% *, 10/31/2017	195,250,000	195,280,388
3-month Treasury Money Market Yield plus 0.170%, 1.223% *, 10/31/2018	145,000,000	145,276,199
3-month Treasury Money Market Yield plus 0.174%, 1.227% *, 7/31/2018	30,000,000	30,046,162
3-month Treasury Money Market Yield plus 0.190%, 1.243% *, 4/30/2018	114,500,000	114,644,350
3-month Treasury Money Market Yield plus 0.272%, 1.325% *, 1/31/2018	355,000,000	355,378,679
U.S. Treasury Note, 0.875%, 10/15/2017	250,000,000	249,983,915
		3,427,140,193
Total Government & Agency Obligations (Cost $10,457,452,251)		10,457,452,251
Repurchase Agreements 30.4%
BNP Paribas, 1.04%, dated 9/29/2017, to be repurchased at $313,527,170 on 10/2/2017 (a)	313,500,000	313,500,000
BNP Paribas, 1.06%, dated 9/29/2017, to be repurchased at $140,012,367 on 10/2/2017 (b)	140,000,000	140,000,000
Citigroup Global Markets, Inc., 1.06%, dated 9/29/2017, to be repurchased at $102,009,010 on 10/2/2017 (c)	102,000,000	102,000,000
Federal Reserve Bank of New York, 1.0%, dated 9/29/2017, to be repurchased at $2,650,220,833 on 10/2/2017 (d)	2,650,000,000	2,650,000,000
HSBC Securities, Inc., 1.03%, dated 9/29/2017, to be repurchased at $123,010,558 on 10/2/2017 (e)	123,000,000	123,000,000
JPMorgan Securities, Inc., 1.07%, dated 9/29/2017, to be repurchased at $235,020,954 on 10/2/2017 (f)	235,000,000	235,000,000
Nomura Securities International, 1.08%, dated 9/29/2017, to be repurchased at $415,037,350 on 10/2/2017 (g)	415,000,000	415,000,000
Wells Fargo Bank, 1.06%, dated 9/29/2017, to be repurchased at $605,153,451 on 10/2/2017 (h)	605,100,000	605,100,000
Total Repurchase Agreements (Cost $4,583,600,000)		4,583,600,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $15,041,052,251)	99.7	15,041,052,251
Other Assets and Liabilities, Net	0.3	47,010,584
Net Assets	100.0	15,088,062,835

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of September 30, 2017.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
50,110,900	U.S. Treasury Inflation-Indexed Note	0.125	4/15/2021	52,042,188
273,488,700	U.S. Treasury Notes	1.25-2.375	8/31/2019-5/15/2026	267,727,864
Total Collateral Value				319,770,052

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
42,018,033	Federal National Mortgage Association - Principal Only	Zero Coupon	10/25/2043	34,576,946
	FHLMC Multifamily Structured Pass-Through Certificates	1.142	11/25/2022	—
104,970,300	U.S. Treasury Notes	1.375-3.625	1/31/2021-2/15/2021	108,223,084
Total Collateral Value				142,800,030

(c)	Collateralized by $100,993,200 U.S. Treasury Note, 2.25%, maturing on 3/31/2021 with a value of $104,040,016.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,001,393,400	U.S. Treasury Bond	3.75	8/15/2041	1,173,718,782
1,490,776,900	U.S. Treasury Note	1.625	8/15/2022	1,476,502,103
Total Collateral Value				2,650,220,885

(e)	Collateralized by $229,432,300 U.S. Treasury STRIPS, Zero Coupon%, with various maturity dates of 11/15/2038-2/15/2039 with a value of $125,462,589.
(f)	Collateralized by $226,761,859 Federal National Mortgage Association, 4.0%, with various maturity dates of 8/1/2047-9/1/2047 with a value of $239,709,446.
(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,385,473	Federal Home Loan Mortgage Corp.	3.5	6/1/2047	1,448,790
397,134,948	Federal National Mortgage Association	3.0-5.5	4/1/2025-9/1/2047	420,775,902
1,025,453	Government National Mortgage Association	3.5	10/20/2045	1,075,309
Total Collateral Value				423,300,001

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
200,892,907	Federal Home Loan Mortgage Corp.	2.731-3.551	7/1/2043-8/1/2047	209,088,604
391,979,871	Federal National Mortgage Association	2.495-3.717	1/1/2025-9/1/2047	404,953,785
3,164,000	Financing Corp.	Zero Coupon	11/11/2017-12/6/2018	3,159,611
Total Collateral Value				617,202,000

LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (i)	$—	$10,457,452,251	$—	$10,457,452,251
Repurchase Agreements	—	4,583,600,000	—	4,583,600,000
Total	$—	$15,041,052,251	$—	$15,041,052,251

There have been no transfers between fair value measurement levels during the period ended September 30, 2017.
(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government Cash Management Portfolio

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2017